Acquisitions of businesses and purchase accounting - Sleepwell, LLC - Narratives (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Aug. 31, 2022
Acquisition of businesses and purchase accounting
Loss on settlement of shares to be issued	$ 442,000
Sleepwell, LLC
Acquisition of businesses and purchase accounting
Cash consideration		$ 1,100,000